Note 5 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
	In Thousands
	2019	2018
Land	$17,093	17,022
Buildings	46,389	44,921
Leasehold improvements	533	492
Furniture and equipment	13,000	12,600
Automobiles	243	343
Construction-in-progress	1,339	100
	78,597	75,478
Less accumulated depreciation	(18,302)	(17,115)
	$60,295	58,363